FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Interest rate swaps (Details) - Interest rate swap contract - 2027 $ in Millions	Dec. 31, 2023 CAD ($)
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Notional amount	$ 700.0
Fixed rate	3.503%